Operating Leases (Tables)	9 Months Ended
Sep. 30, 2022
Operating Leases [Abstract]
Schedule of operating lease cost and other supplemental information
	Nine months ended September 30,
	2021	2022
	RMB	RMB

Operating lease cost (1)	11,537,679	10,764,863

	December 31, 2021	September 30, 2022
	RMB	RMB

Weighted-average remaining lease term	1 Year	1.15 Years

Weighted-average discount rate	4.73%	4.73%

Cash paid for amounts included in the measurement of lease liabilities under operating cash flows	15,478,630	10,804,573

ROU assets obtained in exchange for new operating lease liabilities	16,196,806	15,545,649

Schedule of reconciliation to the lease liabilities
RMB
Remainder of 2022	3,775,068
Year ended December 31,
2023	9,693,979
2024	1,435,437
2025	246,756
2026	132,792
2027	-
Thereafter	-

Total future operating lease payments	15,284,032

Less: imputed interest	(453,578)

Total present value of operating lease liabilities	14,830,454